INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
OPERATING ACTIVITIES
Net income	$ 1	$ 688
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	953	1,001
Issuance of shares to the USG	441	0
Share-based compensation	189	147
Gain on acquisition of joint venture interest	0	(31)
Finance income	(100)	(119)
Finance expense	67	70
Deferred income taxes, net	173	(90)
Gain on disposal of property, plant and equipment	(27)	(108)
Other operating activities	(73)	1
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	(109)	72
Inventories	(3)	(8)
Trade and other payables	(271)	(328)
Net change in working capital	(383)	(264)
Interest received	99	111
Interest paid	(35)	(36)
Income taxes paid	(17)	(13)
Net cash provided by operating activities	1,288	1,357
INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets	(1,024)	(514)
Acquisitions, net of cash acquired	(486)	(231)
Proceeds from government grants	102	50
Proceeds from sale of property, plant and equipment and intangible assets	29	113
Purchases of equity securities	(20)	(65)
Purchases of marketable securities	(1,360)	(1,245)
Proceeds from sale of marketable securities	324	227
Proceeds from maturities of marketable securities	989	918
Other investing activities	21	0
Net cash used in investing activities	(1,425)	(747)
FINANCING ACTIVITIES
Repurchase of shares	(500)	0
Repayments of debt and lease obligations	(86)	(808)
Cash paid for dividends	(66)	0
Proceeds from issuance of equity instruments, net of taxes paid	(24)	(3)
Net proceeds from borrowings	0	19
Net cash used in financing activities	(676)	(792)
Effect of exchange rate changes on cash and cash equivalents	1	6
Net increase (decrease) in cash and cash equivalents	(812)	(176)
Cash and cash equivalents at the beginning of the period	1,809	2,192
Cash and cash equivalents at the end of the period	$ 997	$ 2,016